Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.7%)
Comcast Corp. Class A	28,041,981	890,053
Activision Blizzard Inc.	4,497,547	327,421
John Wiley & Sons Inc. Class A	272,737	11,507
		1,228,981
Consumer Discretionary (9.1%)
Home Depot Inc.	6,563,658	1,943,696
McDonald's Corp.	4,649,027	1,267,604
Lowe's Cos. Inc.	4,150,513	809,143
NIKE Inc. Class B	7,994,482	740,929
Starbucks Corp.	7,438,082	644,064
Target Corp.	2,984,838	490,260
Genuine Parts Co.	893,952	158,998
Tractor Supply Co.	700,948	154,047
Best Buy Co. Inc.	1,292,450	88,416
Pool Corp.	250,087	76,084
Service Corp. International	996,995	60,428
VF Corp.	2,111,001	59,636
Williams-Sonoma Inc.	443,683	54,941
Whirlpool Corp.	355,730	49,176
Churchill Downs Inc.	209,616	43,581
Gentex Corp.	1,478,264	39,159
Polaris Inc.	353,055	35,870
Lithia Motors Inc. Class A	174,312	34,540
Thor Industries Inc.	343,460	27,982
Monro Inc.	204,616	9,770
Dillard's Inc. Class A	23,954	7,876
Aaron's Co. Inc.	196,542	2,048
		6,798,248
Consumer Staples (13.6%)
Procter & Gamble Co.	15,244,447	2,052,970
PepsiCo Inc.	8,715,877	1,582,629
Coca-Cola Co.	24,594,676	1,471,991
Costco Wholesale Corp.	2,789,052	1,398,709
Walmart Inc.	9,055,109	1,288,814
Colgate-Palmolive Co.	5,271,964	389,282
Archer-Daniels-Midland Co.	3,541,713	343,475
Sysco Corp.	3,253,183	281,595
Hershey Co.	928,338	221,659
Kroger Co.	3,161,729	149,518
Tyson Foods Inc. Class A	1,845,161	126,117
McCormick & Co. Inc.	1,580,397	124,282
Church & Dwight Co. Inc.	1,548,909	114,821

	Shares	Market Value ($000)
Clorox Co.	777,314	113,519
J M Smucker Co.	674,358	101,599
Hormel Foods Corp.	1,829,537	84,982
Brown-Forman Corp. Class B	1,156,335	78,631
Casey's General Stores Inc.	235,748	54,861
Ingredion Inc.	415,998	37,074
Lancaster Colony Corp.	124,488	22,443
J & J Snack Foods Corp.	93,454	13,795
WD-40 Co.	85,532	13,699
Nu Skin Enterprises Inc. Class A	316,577	12,090
SpartanNash Co.	224,051	8,001
Andersons Inc.	201,454	7,105
Tootsie Roll Industries Inc.	109,445	4,420
		10,098,081
Energy (0.1%)
Texas Pacific Land Corp.	39,026	89,911
Financials (15.1%)
JPMorgan Chase & Co.	18,530,874	2,332,666
Goldman Sachs Group Inc.	2,156,660	742,991
S&P Global Inc.	2,152,917	691,625
BlackRock Inc.	953,799	616,068
Chubb Ltd.	2,638,735	567,038
Marsh & McLennan Cos. Inc.	3,152,932	509,167
PNC Financial Services Group Inc.	2,608,069	422,064
CME Group Inc.	2,271,352	393,625
Aon plc Class A (XNYS)	1,367,285	384,877
Truist Financial Corp.	8,382,476	375,451
Travelers Cos. Inc.	1,529,940	282,213
Moody's Corp.	997,294	264,153
Arthur J Gallagher & Co.	1,322,063	247,331
Aflac Inc.	3,687,034	240,063
Allstate Corp.	1,745,586	220,380
Ameriprise Financial Inc.	689,274	213,068
Bank of New York Mellon Corp.	4,772,784	200,982
Discover Financial Services	1,756,708	183,506
State Street Corp.	2,320,540	171,720
Fifth Third Bancorp	4,339,363	154,872
T Rowe Price Group Inc.	1,399,020	148,520
Raymond James Financial Inc.	1,216,943	143,770
Cincinnati Financial Corp.	1,006,102	103,950
FactSet Research Systems Inc.	239,255	101,801
W R Berkley Corp.	1,291,805	96,084
Brown & Brown Inc.	1,482,396	87,150
Cboe Global Markets Inc.	670,037	83,420
Globe Life Inc.	572,340	66,117
American Financial Group Inc.	442,031	64,143
Reinsurance Group of America Inc.	425,734	62,655
Cullen/Frost Bankers Inc.	403,396	62,547
MarketAxess Holdings Inc.	237,825	58,039
Lincoln National Corp.	1,001,302	53,940
Commerce Bancshares Inc.	693,396	49,120
Assurant Inc.	335,250	45,547
RenaissanceRe Holdings Ltd.	288,870	44,682
SouthState Corp.	478,365	43,258
Prosperity Bancshares Inc.	578,716	41,419
Erie Indemnity Co. Class A	157,060	40,366
Morningstar Inc.	158,588	36,821

	Shares	Market Value ($000)
SEI Investments Co.	656,773	35,663
Primerica Inc.	236,235	34,183
RLI Corp.	255,041	33,173
Hanover Insurance Group Inc.	224,119	32,831
First Financial Bankshares Inc.	822,716	31,666
Home BancShares Inc.	1,194,231	30,441
Bank OZK	707,302	30,400
Axis Capital Holdings Ltd.	487,444	26,649
Independent Bank Corp. (XNGS)	290,600	25,285
Evercore Inc. Class A	227,817	23,944
Assured Guaranty Ltd.	387,374	22,929
UMB Financial Corp.	271,052	22,557
Community Bank System Inc.	342,420	21,377
BOK Financial Corp.	185,753	20,468
Simmons First National Corp. Class A	812,988	19,406
American Equity Investment Life Holding Co.	449,005	19,343
First Merchants Corp.	383,010	17,197
International Bancshares Corp.	332,975	16,516
Atlantic Union Bankshares Corp.	472,881	16,333
Stock Yards Bancorp Inc.	184,639	14,437
Towne Bank	413,557	13,623
Lakeland Financial Corp.	160,508	13,266
Westamerica BanCorp	168,196	10,551
BancFirst Corp.	109,211	10,465
Horace Mann Educators Corp.	259,706	10,248
Sandy Spring Bancorp Inc.	284,612	10,087
Cohen & Steers Inc.	157,954	9,502
Lakeland Bancorp Inc.	421,228	7,856
Tompkins Financial Corp.	81,372	6,741
Southside Bancshares Inc.	196,584	6,731
Federal Agricultural Mortgage Corp. Class C	57,696	6,647
1st Source Corp.	107,195	6,234
Horizon Bancorp Inc.	244,476	3,645
First Financial Corp.	70,349	3,411
Bank of Marin Bancorp	93,956	3,392
Southern Missouri Bancorp Inc.	47,913	2,455
		11,266,861
Health Care (16.4%)
UnitedHealth Group Inc.	5,910,828	3,281,396
Johnson & Johnson	16,614,356	2,890,400
Abbott Laboratories	11,066,021	1,094,872
Bristol-Myers Squibb Co.	13,740,766	1,064,497
Elevance Health Inc.	1,516,639	829,253
Medtronic plc	8,404,621	734,060
Stryker Corp.	2,127,932	487,807
Humana Inc.	799,781	446,342
Becton Dickinson and Co.	1,817,723	428,928
McKesson Corp.	925,759	360,463
AmerisourceBergen Corp. Class A	975,806	153,416
Quest Diagnostics Inc.	759,321	109,076
STERIS plc	631,641	109,009
West Pharmaceutical Services Inc.	468,018	107,691
Chemed Corp.	94,390	44,068
Perrigo Co. plc	850,782	34,269
Ensign Group Inc.	351,438	31,552
Embecta Corp.	366,616	11,336
National HealthCare Corp.	85,856	5,230
LeMaitre Vascular Inc.	120,159	5,215

	Shares	Market Value ($000)
Atrion Corp.	8,508	5,107
		12,233,987
Industrials (13.5%)
Honeywell International Inc.	4,271,948	871,563
Union Pacific Corp.	3,983,085	785,225
United Parcel Service Inc. Class B (XNYS)	4,623,876	775,748
Lockheed Martin Corp.	1,510,098	734,935
Caterpillar Inc.	3,336,023	722,116
Northrop Grumman Corp.	933,387	512,439
CSX Corp.	13,530,770	393,204
Illinois Tool Works Inc.	1,781,077	380,313
Eaton Corp. plc	2,515,972	377,572
Waste Management Inc.	2,376,146	376,310
General Dynamics Corp.	1,428,930	356,947
Emerson Electric Co.	3,761,216	325,721
L3Harris Technologies Inc.	1,209,350	298,068
Cintas Corp.	541,924	231,700
Cummins Inc.	895,107	218,863
Rockwell Automation Inc.	728,392	185,958
Fastenal Co.	3,630,915	175,482
Republic Services Inc. Class A	1,300,634	172,490
WW Grainger Inc.	285,959	167,100
Dover Corp.	906,905	118,523
Xylem Inc.	1,138,753	116,642
IDEX Corp.	477,438	106,139
Expeditors International of Washington Inc.	1,035,011	101,276
JB Hunt Transport Services Inc.	525,020	89,815
Hubbell Inc. Class B	339,227	80,560
Carlisle Cos. Inc.	326,877	78,058
Nordson Corp.	341,876	76,922
CH Robinson Worldwide Inc.	783,873	76,600
Snap-on Inc.	338,343	75,129
Graco Inc.	1,065,219	74,118
Stanley Black & Decker Inc.	933,291	73,254
Toro Co.	670,118	70,651
Allegion plc	553,186	57,957
HEICO Corp. Class A	439,748	55,980
Robert Half International Inc.	704,973	53,902
Regal Rexnord Corp.	420,672	53,232
Lincoln Electric Holdings Inc.	364,970	51,826
Lennox International Inc.	204,368	47,734
A O Smith Corp.	822,637	45,064
Pentair plc	1,039,751	44,657
Donaldson Co. Inc.	776,897	44,633
HEICO Corp.	248,398	40,399
MDU Resources Group Inc.	1,286,152	36,630
MSA Safety Inc.	231,952	31,137
Applied Industrial Technologies Inc.	242,863	30,207
Insperity Inc.	225,715	26,639
Ryder System Inc.	323,271	26,027
ManpowerGroup Inc.	326,411	25,571
GATX Corp.	224,345	23,491
Franklin Electric Co. Inc.	244,736	20,054
Hillenbrand Inc.	442,549	19,552
ABM Industries Inc.	420,137	18,700
Trinity Industries Inc.	521,789	14,887
McGrath RentCorp.	153,770	14,462
Brady Corp. Class A	298,703	13,666

	Shares	Market Value ($000)
Lindsay Corp.	68,085	11,527
Griffon Corp.	304,767	9,795
Standex International Corp.	76,788	7,606
Tennant Co.	116,726	6,799
Apogee Enterprises Inc.	140,579	6,450
Matthews International Corp. Class A	198,419	5,334
Douglas Dynamics Inc.	148,110	5,028
Gorman-Rupp Co.	142,555	3,869
		10,052,256
Information Technology (22.4%)
Microsoft Corp.	10,865,259	2,522,153
Visa Inc. Class A	10,002,631	2,072,145
Mastercard Inc. Class A	5,419,291	1,778,503
Broadcom Inc.	2,543,933	1,195,954
Cisco Systems Inc.	26,166,764	1,188,756
Accenture plc Class A	3,994,757	1,134,111
Texas Instruments Inc.	5,773,664	927,424
QUALCOMM Inc.	7,052,340	829,778
Oracle Corp.	9,826,301	767,139
Intuit Inc.	1,782,467	762,005
Automatic Data Processing Inc.	2,634,155	636,675
Analog Devices Inc.	3,360,423	479,264
KLA Corp.	901,592	285,309
Amphenol Corp. Class A	3,754,810	284,727
Roper Technologies Inc.	669,954	277,723
Motorola Solutions Inc.	1,054,844	263,405
TE Connectivity Ltd.	2,026,639	247,716
Paychex Inc.	2,023,555	239,407
Microchip Technology Inc.	3,485,035	215,166
HP Inc.	6,123,258	169,124
Corning Inc.	4,942,980	159,016
Broadridge Financial Solutions Inc.	739,994	111,043
Jack Henry & Associates Inc.	468,325	93,225
Littelfuse Inc.	155,646	34,281
Badger Meter Inc.	184,912	20,799
Cass Information Systems Inc.	73,283	3,135
		16,697,983
Materials (4.6%)
Linde plc	3,148,993	936,353
Air Products and Chemicals Inc.	1,399,596	350,459
Sherwin-Williams Co.	1,490,552	335,419
Ecolab Inc.	1,567,209	246,161
Nucor Corp.	1,738,390	228,390
Albemarle Corp.	740,245	207,172
PPG Industries Inc.	1,485,282	169,589
International Flavors & Fragrances Inc.	1,611,205	157,270
Avery Dennison Corp.	514,004	87,149
RPM International Inc.	815,112	77,085
Reliance Steel & Aluminum Co.	380,714	76,706
Packaging Corp. of America	592,635	71,241
Eastman Chemical Co.	811,024	62,295
Celanese Corp. Class A	636,506	61,181
AptarGroup Inc.	413,546	41,003
Royal Gold Inc.	414,182	39,331
Sonoco Products Co.	614,510	38,149
Ashland Inc.	336,691	35,326
Balchem Corp.	202,200	28,268

		Shares	Market Value ($000)
	Cabot Corp.	356,483	26,194
	Silgan Holdings Inc.	529,801	25,091
	HB Fuller Co.	333,188	23,226
	Westlake Corp.	218,976	21,164
	Sensient Technologies Corp.	265,270	18,956
	Avient Corp.	542,173	18,700
	Quaker Chemical Corp.	86,418	14,055
	Stepan Co.	132,793	13,869
	Scotts Miracle-Gro Co.	254,473	11,683
	Worthington Industries Inc.	187,291	8,908
	Hawkins Inc.	116,764	5,258
			3,435,651
Utilities (3.2%)
	NextEra Energy Inc.	12,415,607	962,210
	Xcel Energy Inc.	3,453,833	224,879
	WEC Energy Group Inc.	1,993,012	182,022
	American Water Works Co. Inc.	1,151,190	167,314
	Eversource Energy	2,188,680	166,953
	DTE Energy Co.	1,223,363	137,151
	CMS Energy Corp.	1,834,833	104,677
	Atmos Energy Corp.	864,949	92,160
	Alliant Energy Corp.	1,587,334	82,811
	Essential Utilities Inc.	1,509,168	66,735
	National Fuel Gas Co.	574,612	38,781
	IDACORP Inc.	320,689	33,576
	New Jersey Resources Corp.	613,610	27,392
	ONE Gas Inc.	340,857	26,410
	California Water Service Group	343,241	21,302
	American States Water Co.	232,545	21,036
	MGE Energy Inc.	228,343	15,548
	Chesapeake Utilities Corp.	112,232	13,959
	SJW Group	167,763	11,857
	Middlesex Water Co.	109,421	9,790
	York Water Co.	89,102	3,881
			2,410,444
Total Common Stocks (Cost $59,156,311)			74,312,403
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.117% (Cost $170,846)	1,708,955	170,861
Total Investments (99.9%) (Cost $59,327,157)			74,483,264
Other Assets and Liabilities—Net (0.1%)			101,193
Net Assets (100%)			74,584,457
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	666	129,304	3,679

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/23	GSI	42,110	(3.071)	5,133	—
Visa Inc. Class A	8/31/23	BANA	92,186	(2.974)	—	(189)
					5,133	(189)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	74,312,403	—	—	74,312,403
Temporary Cash Investments	170,861	—	—	170,861
Total	74,483,264	—	—	74,483,264
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,679	—	—	3,679
Swap Contracts	—	5,133	—	5,133
Total	3,679	5,133	—	8,812
Liabilities
Swap Contracts	—	189	—	189
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.